Financial Instruments and Fair Value Disclosures - Summary of Valuation of KLC Shares (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 1,616,329	$ 567,288
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 1,616,329	$ 567,288